FINANCIAL INSTRUMENTS (Schedule of financial liabilities) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)		Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jan. 01, 2020 CNY (¥)
Derivatives not designated as hedging instruments:
Derivative financial liabilities (Note ii)			¥ 269	¥ 1,710
Financial liabilities at amortized cost:
Dividends payable	$ 794		5,048
Lease liabilities | $	345
Due to related companies	898		5,710	79,459	75,306
Due to the Shareholder	1		7	174
Interest-bearing loans and borrowings	472		3,000	3,000
Total current	32,974		209,581	378,365	269,020
Total non-current	19,488		123,867	151,691	¥ 125,940
Financial liabilities, class [member]
Derivatives not designated as hedging instruments:
Derivative financial liabilities (Note ii)	269	[1]	1,710
Financial liabilities at amortized cost:
Trade payables			21,118	28,621
Trade payables | $	3,321
Financial liabilities in other payables and accruals			5,903	4,605
Financial liabilities in other payables and accruals | $	929
Dividends payable	794		5,048
Lease liabilities			2,189	3,550
Due to related companies			5,710	79,459
Due to related companies | $	898
Due to the Shareholder			14,050	7,149
Due to the Shareholder | $	2,211
Interest-bearing loans and borrowings	12,115		77,000	80,000
Total	20,882		132,728	203,384
Total current	9,048		57,520	124,216
Total non-current	$ 11,834		¥ 75,208	¥ 79,168

[1]	On January 20, 2021, the Company entered into a securities purchase agreement with certain institutional investors, pursuant to which the Company issued and sold on January 22, 2021, (i) in a registered direct offering, an aggregate of 3,960,000 of its common shares at a price of US$1.85 per share, and (ii) in a concurrent private placement, warrants initially exercisable for the purchase of an aggregate of 1,584,000 of its common shares with an initial exercise price of US$2.35 per share. Refer to Note 25 for further details.